Book Values, Ultimate Default Rates, and Loss Severity Rates for Non-Agency Residential Mortgage-Backed Securities Portfolio, by Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 28,422.2	$ 30,092.6
Non-Agency RMBS
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	102.4
Weighted Average Ultimate Default Rates	41.80%
Loss Severity Rates - Weighted Average	76.90%
Non-Agency RMBS | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	33.00%
Non-Agency RMBS | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	100.00%
Non-Agency RMBS | Prime
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9.3
Weighted Average Ultimate Default Rates	21.50%
Loss Severity Rates - Weighted Average	34.70%
Non-Agency RMBS | Prime | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	33.00%
Non-Agency RMBS | Prime | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	48.60%
Non-Agency RMBS | Alt-A
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13.1
Weighted Average Ultimate Default Rates	42.20%
Loss Severity Rates - Weighted Average	68.30%
Non-Agency RMBS | Alt-A | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	68.30%
Non-Agency RMBS | Alt-A | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	68.30%
Non-Agency RMBS | Subprime
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	56.7
Weighted Average Ultimate Default Rates	49.50%
Loss Severity Rates - Weighted Average	76.60%
Non-Agency RMBS | Subprime | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	61.80%
Non-Agency RMBS | Subprime | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	84.20%
Non-Agency RMBS | 2nd Lien
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 23.3
Weighted Average Ultimate Default Rates	33.60%
Loss Severity Rates - Weighted Average	99.20%
Non-Agency RMBS | 2nd Lien | Lower Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	98.50%
Non-Agency RMBS | 2nd Lien | Upper Limit
Schedule of Available-for-sale Securities [Line Items]
Loss Severity Rates	100.00%